DEBT - Lines of Credit (Details) $ in Thousands			1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 06, 2021 USD ($) aircraft	Feb. 10, 2021 USD ($)	Mar. 31, 2021 USD ($) aircraft	Mar. 31, 2021 USD ($) aircraft	Dec. 31, 2020 USD ($) aircraft	May 15, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
DEBT
Maximum borrowing capacity						$ 25,000		$ 20,000
Commitment fee on unused facility (as a percent)					0.50%
Number of aircrafts previously under operating leases | aircraft				5	2
Minimum
DEBT
Maximum borrowing capacity						20,000
Maximum
DEBT
Maximum borrowing capacity						$ 25,000
Prior revolving credit agreement
DEBT
Maximum borrowing capacity		$ 25,000
Credit Facilities
DEBT
Term of debt		5 years
Minimum liquidity required to be maintained		$ 30,000
Credit Facilities | Minimum
DEBT
Minimum EBITDAR required to be maintained				$ 62,100	$ 62,100
Credit Facilities | Maximum
DEBT
Minimum EBITDAR required to be maintained				87,700	87,700
Credit Facilities | Base rate
DEBT
Minimum interest rate		2.00%
Credit Facilities | Base rate | Minimum
DEBT
Margin (as a percent)		4.00%
Credit Facilities | Base rate | Maximum
DEBT
Margin (as a percent)		5.00%
Revolving Credit Facility
DEBT
Maximum borrowing capacity		$ 25,000
Commitment fee on unused facility (as a percent)		0.50%
Amount drawn					$ 0		$ 0
Delayed Draw Term Loan Facility
DEBT
Maximum borrowing capacity		$ 90,000
Amount drawn			$ 68,000	$ 68,000
Number of aircrafts previously under operating leases | aircraft				5
Delayed Draw Term Loan Facility | Subsequent Event
DEBT
Amount drawn	$ 12,500		$ 68,000	$ 68,000
Number of aircrafts previously under operating leases | aircraft	5		5